Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY
10.	EQUITY

(a)	Share capital and additional paid-in capital

The addition of share capital and additional paid-in capital represented:

(i)	The issuance of 1,125,000 ordinary shares in private placement on June 12, 2023;

(ii)	The issuance of 1,125,000 ordinary shares in private placement on December 1, 2023;

(iii)	The issuance of 600,000 ordinary shares in private placement on January 5, 2024;

(iv)	The issuance of 600,000 ordinary shares in private placement on January 9, 2024;

(v)	The issuance of 800,000 ordinary shares in private placement on January 11, 2024;

(vi)	The issuance of 300,000 ordinary shares in private placement on February 29, 2024;

(vii)	The issuance of 1,650,000 ordinary shares under share incentive plans; and

(viii)	The issuance of 1,125,000 ordinary shares in private placement on May 24, 2024;

(ix)	The issuance of 1,125,000 ordinary shares in private placement on December 9, 2024;

(x)	The issuance of 1,929,912 ordinary shares in private placement on June 23, 2025.

(b)	Share purchase warrants

Warrants are issued to management team and consultants on trading of digital assets business as an incentive to boost overall performance of the company.

A continuity schedule of outstanding share purchase warrants is as follows:

Number of warrants outstanding

Balance – April 1, 2024	32,900,000
Early termination	(14,000,000)
Balance – March 31, 2025, April 1, 2025 and September 30, 2025	18,900,000

On December 23, 2023, the Company issued 300,000 share purchase warrants to Hermitage Management Limited and they are exercisable at US$1.00 per share, for a period of five years.

On September 26, 2024, the Company entered into a deed of termination with Natural Selection Capital Holding Limited which wholly owned by Mr. Bingzhong Wang, the director of the Company.

The fair value of the warrants was calculated at the respective grant date. The fair value of the warrants granted during the year ended March 31,2024 was US$411,403.

The Company’s share purchase warrants are valued by independent professional qualified valuer by using binomial option pricing models. The inputs into the model were as follows:

	As of March 31, 2025	As of March 31, 2024

Risk-free interest rate	3.8%	3.80%
Expected life of warrants	3 years	4 years
Volatility	81.89%	81.89%
Weighted average fair value per warrant (US$)	1.37	1.37

As of September 30, 2025 and March 31, 2025 the Company had share purchase warrants outstanding as follows:

	Warrants outstanding as of March 31, 2025	Additional	Warrants outstanding as of September 30, 2025	Fair value at issue date	Exercise price	Weighted average remaining life
Expiry Date				US$	US$	(years)
October 27, 2026	1,800,000	—	1,800,000	1,353,304	1.5	1.5
October 29, 2026	2,000,000	—	2,000,000	1,417,766	1.5	1.5
May 10, 2027	200,000	—	200,000	84,000	1.5	2.5
May 26, 2027	500,000	—	500,000	238,000	1.5	2.5
July 22, 2027	440,000	—	440,000	163,000	1	2.5
July 25, 2027	3,780,000	—	3,780,000	1,405,000	1	2.5
July 26, 2027	400,000	—	400,000	146,000	1	2.5
July 27, 2027	1,000,000	—	1,000,000	379,000	1	2.5
July 28, 2027	980,000	—	980,000	376,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	264,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	274,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	289,000	1	2.5
November 28, 2027	1,125,000	—	1,125,000	303,000	1	2.5
November 28, 2032	750,000	—	750,000	263,000	1.5	7.5
November 28, 2032	250,000	—	250,000	89,000	1.5	7.5
November 28, 2032	500,000	—	500,000	165,000	2.5	7.5
November 28, 2032	500,000	—	500,000	169,000	2.5	7.5
November 28, 2032	250,000	—	250,000	87,000	6	7.5
November 28, 2032	750,000	—	750,000	258,000	6	7.5
December 23, 2028	300,000	—	300,000	411,403	1	2.5
Total	18,900,000	—	18,900,000	8,134,473

Movement of respective share purchase warrants was shown below:

	Share purchase warrants
	September 30, 2025	March 31, 2025
	US$	US$
At beginning of period/year	24,379,389	22,699,351
Additions and recognized in profit or loss	—	1,680,038
Terminated during the year	(16,244,916)	—
At end of period/year	8,134,473	24,379,389

(c)	Share award plan

On June 30, 2022, the Company implemented its 2022 Performance Incentive Plan (“2022 Plan”) to foster the success of the Company and to increase shareholder value by providing an additional means, through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons, and to enhance the alignment of the interests of such selected participants with the interests of the Company’s shareholders. Under the 2022 Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the 2022 Plan, subject to adjustments as contemplated by the 2022 Plan.

On November 19, 2024, the Company implemented its 2024 Performance Incentive Plan (“2024 Plan”) to foster the success of the Company and to increase shareholder value by providing an additional means, through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons, and to enhance the alignment of the interests of such selected participants with the interests of the Company’s shareholders. Under the 2024 Plan, an aggregate of 2,000,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the 2024 Plan, subject to adjustments as contemplated by the 2024 Plan.

	Number of share award grant
	As of September 30, 2025	As of March 31, 2025
At beginning of period/year	—	—
Grant during the period/year	3,141,000	—
At end of period/year	3,141,000	—

The fair value of the share awards was calculated based on the market price of the Company’s shares at the respective grant date. The fair value of the share options granted during the September 30, 2025 was US$3,251,790, of which the company recognized a share option expense of US$1,382,956 during the period ended September 30, 2025.

(d)	Accumulated deficit

The accumulated deficit comprises the cumulative net profit and losses for the year recognized in the consolidated statements of profit or loss.

(e)	Accumulated other comprehensive loss

Accumulated other comprehensive loss represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Company from their functional currency to the Company’s presentation currency.

(f)	Treasury shares

In April, 2023, the Company repurchased 79,758 Shares of the Company by way of brokers platform at a consideration of US$82,127 (including transaction costs).